Change in Functional and Presentation Currency	12 Months Ended
Dec. 31, 2021
Change In Functional And Presentation Currency Abstract
CHANGE IN FUNCTIONAL AND PRESENTATION CURRENCY
4.	CHANGE IN FUNCTIONAL AND PRESENTATION CURRENCY

The Company changed its functional currency from the Canadian dollar (“CAD”) to the United States dollar (“USD”) as of February 1, 2021. The change in functional currency coincides with the January 2021 initial public offering and listing on the Nasdaq. Considering Versus’ business activities, comprised primarily of United States dollar revenue and expenditures as well as United States dollar denominated financings, management determined that the functional currency of the Company is the United States dollar. All assets, liabilities, share capital, and other components of shareholders’ equity (deficit) were translated into United States dollars at the exchange rate at the date of change. These changes have been accounted for prospectively. Concurrent with the change in functional currency, on February 1, 2021, the Company changed its presentation currency from the Canadian dollar to the United States dollar. This change in presentation currency is to better reflect the Company’s business activities, comprised primarily of United States dollar transactions. The consolidated financial statements for all periods presented have been translated into the new presentation currency in accordance with IAS 21, The Effects of Changes in Foreign Exchange Rates. The consolidated statements of loss and comprehensive loss have been translated into the presentation currency using the average exchange rates prevailing during each quarterly reporting period. All monetary assets and liabilities previously reported in Canadian dollars have been translated into United States dollars as at February 1, 2021 and December 31, 2020 using the period-end noon exchange rates of 0.782 CAD/USD and 0.770 CAD/USD, respectively. As a practical measure, the non-monetary assets and liabilities and comparative shareholders’ equity (deficit) balances were translated at historical rates. The comparative statements of net loss and cash flows were translated at a quarterly average of 0.745 CAD/USD for the year ending December 31, 2020. All resulting exchange differences have been recognized in the foreign currency translation reserve. The effect of applying different exchange rates for the change in functional currency and presentation currency have been included as a reconciling item within the statement of changes in shareholders’ equity (deficit) as at February 1, 2021.